Average Annual Total Returns - INVESCO Energy Fund	Class A InceptionDate	Class A 1Year	Class A 5Years		Class A 10Years		Class C InceptionDate	Class C 1Year	Class C 5Years		Class C 10Years		Class Y InceptionDate	Class Y 1Year	Class Y 5Years		Class Y 10Years		Investor Class InceptionDate	Investor Class 1Year	Investor Class 5Years		Investor Class 10Years		Investor Class Return After Taxes on Distributions 1Year	Investor Class Return After Taxes on Distributions 5Years		Investor Class Return After Taxes on Distributions 10Years		Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5Years		Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10Years		Class R5 InceptionDate	Class R5 1Year	Class R5 5Years		Class R5 10Years		Class R6 InceptionDate	Class R6 1Year	Class R6 5Years		Class R6 10Years		MSCI World Energy Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1Year	MSCI World Energy Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5Years	MSCI World Energy Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Natural Resource Funds Index 1Year	Lipper Natural Resource Funds Index 5Years	Lipper Natural Resource Funds Index 10Years
Total	Mar. 28, 2002	(35.93%)	(10.89%)	[1]	(9.63%)	[1]	Feb. 14, 2000	(33.39%)	(10.55%)	[1]	(9.66%)	[1]	Oct. 03, 2008	(31.99%)	(9.64%)	[1]	(8.89%)	[1]	Jan. 19, 1984	(32.16%)	(9.86%)	[1]	(9.11%)	[1]	(32.50%)	(10.28%)	[1]	(9.66%)	[1]	(18.78%)	(6.96%)	[1]	(5.85%)	[1]	Jan. 31, 2006	(31.78%)	(9.44%)	[1]	(8.73%)	[1]	Apr. 04, 2017	(31.71%)	(9.52%)	[1],[2]	(8.94%)	[1],[2]	(31.46%)	(3.10%)	(3.47%)	18.40%	15.22%	13.88%	(27.12%)	(6.20%)	(5.70%)

[1]	Performance includes litigation proceeds. Had these not been received, total returns would have been lower.
[2]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class.